INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Income Loss Per Share
INCOME (LOSS) PER SHARE
	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	6,514	(3,978)	(5,975)
Weighted average number of issued ordinary shares	22,329,281	21,983,757	21,983,757
Dilutive effect of share options	1,569,196	-	-
Weighted average number of diluted ordinary shares	23,898,477	21,983,757	21,983,757
Income (loss) per share, basic ($)	0.29	(0.18)	(0.27)
Income (loss) per share, diluted ($)	0.27	(0.18)	(0.27)